Schedule of Investments
May 31, 2025 (unaudited)
The Texas Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 96.69%

Automobiles - 1.49%
Tesla, Inc. (2)			588	203,718

Banks - 8.35%
Comerica, Inc.			1,750	99,908
Cullen/Frost Bankers, Inc.			1,605	203,803
First Financial Bankshares, Inc.			2,035	71,754
International Bancshares Corp. (2)			2,310	144,675
Mr. Cooper Group, Inc. (2)			1,488	192,741
Prosperity Bancshares, Inc.			1,455	101,341
South Plains Financial, Inc.			3,260	117,262
Stellar Bancorp, Inc.			4,083	109,914
Veritex Holdings, Inc.			4,160	100,672

				1,142,070

Capital Goods - 10.62%
Caterpillar, Inc.			597	207,774
Comfort Systems USA, Inc.			228	109,036
CSW Industrials, Inc.			582	177,970
IES Holdings, Inc. (2)			446	115,808
Jacobs Solutions, Inc.			540	68,202
Kratos Defense & Security (2)			2,242	82,707
Lennox International, Inc.			178	100,472
NOW, Inc. (2)			11,072	159,658
Powell Industries, Inc.			444	75,298
Quanta Services, Inc.			226	77,419
Rush Enterprises, Inc. Class A			2,550	126,608
Thermon Group Holdings, Inc. (2)			3,895	101,036
Trinity Industries, Inc.			2,006	51,634

				1,453,623

Chemicals - 0.97%
Celanese Corp. Series A			535	28,264
Kronos Worldwide, Inc.			4,881	30,897
Westlake Chemical Corp.			1,031	73,232

				132,393

Commercial & Professional Services - 3.15%
Amentum Holdings, Inc. (2)			33	679
CECO Environmental Corp. (2)			3,460	93,039
Copart, Inc. (2)			1,340	68,983
Ennis, Inc.			5,062	94,508
Waste Management, Inc.			720	173,498

				430,707

Construction & Engineering - 1.50%
AECOM			153,680	153,680
KBR, Inc.			51,668	51,668

				205,348

Construction Materials - 3.04%
Eagle Materials, Inc.			559	113,035
United States Lime & Mineral, Inc.			2,950	303,201

				416,236

Consumer Durables & Apparel - 2.47%
D.R. Horton, Inc.			563	66,468
Green Brick Partners, Inc. (2)			2,338	136,656
LGI Homes, Inc. (2)			990	49,599
Legacy Housing Corp. (2)			3,800	84,702

				337,425

Consumer Services - 3.79%
Brinker International, Inc.			1,567	270,511
Service Corp. International			1,300	101,400
Wingstop, Inc.			430	146,931

				518,842

Diversified Financials - 6.67%
Main Street Capital Corp.			1,876	106,707
P10, Inc. Class A			8,435	91,604
Sixth Street Specialty Lending, Inc.			5,220	121,574
Texas Pacific Land Corp.			183	203,867
The Charles Schwab Corp.			2,500	220,850
TPG, Inc.			3,480	167,492

				912,095

Energy - 0.19%
Marathon Petroleum Corp.			160	25,718

Energy Equipment & Services - 0.88%
ChampionX Corp.			3,015	72,571
Select Water Solutions, Inc.			5,892	47,372

				119,943

Engineering & Construction - 0.37%
Arcosa, Inc.			587	50,640

Financial Services - 0.17%
AST SpaceMobile, Inc. Class A			1,000	23,070

Food, Beverage & Tobacco - 1.16%
Keurig Dr. Pepper, Inc.			4,701	158,283

Health Care Equipment & Services - 6.08%
Addus HomeCare Corp. (2)			670	74,310
CorVel Corp. (2)			2,463	274,058
Integer Holdings Corp. (2)			595	70,662
McKesson Corp.			420	302,194
Tenet Healthcare Corp. (2)			655	110,544

				831,768

Household & Personal Products - 1.25%
Kimberly-Clark Corp.			1,193	171,506

Insurance - 1.11%
Globe Life, Inc.			1,250	152,338

Integrated Oil & Gas - 2.25%
Exxon Mobil Corp.			2,441	249,714
Occidental Petroleum Corp.			1,437	58,601

				308,315

Machinery-Diversified - 0.44%
Flowserve Corp.			1,202	59,992

Media & Entertainment - 2.32%
Cinemark Holdings, Inc.			6,320	213,426
Nexstar Media Group, Inc. Class A			610	103,956

				317,383

Metals & Mining - 0.77%
Commercial Metals Co.			2,255	105,060

Oil & Gas - 0.19%
Sitio Royalties Corp. Class A			1,528	26,083

Oil & Gas Equipment Services - 0.44%
Halliburton Co.			779	15,261
Tidewater, Inc. (2)			1,131	44,912

				60,173

Oil & Gas Exploration & Production - 3.70%
ConocoPhillips			2,788	237,956
Diamondback Energy, Inc.			693	93,243
EOG Resources, Inc.			801	86,965
Matador Resources Co.			400	17,204
Range Resources Corp.			1,867	71,021

				506,388

Oil & Gas Refining & Marketing - 2.78%
CVR Energy, Inc. (2)			3,645	85,257
HF Sinclair Corp.			2,143	77,427
Par Pacific Holdings, Inc. (2)			1,676	36,185
Phillips 66			760	86,245
Valero Energy Corp.			741	95,567

				380,680

Oil & Gas Storage & Transportation - 1.42%
Cheniere Energy, Inc.			314	74,415
Kinder Morgan, Inc.			2,518	70,605
Targa Resources Corp.			311	49,116

				194,136

Oil, Gas & Consumable Fuels - 5.74%
APA Corp.			5,275	89,728
Berry Corp.			3,405	8,138
Chevron Corp.			861	117,699
Chord Energy Corp.			643	57,870
Kinetik Holdings, Inc. Class A			1,540	68,592
Magnolia Oil & Gas Corp. Class A			4,339	93,289
Murphy Oil Corp.			3,938	82,422
Permian Resources Corp.			4,363	55,017
Uranium Energy Corp. (2)			35,934	213,089

				785,843

Real Estate Management & Development - 0.62%
Forestar Group, Inc. (2)			4,430	84,835

Retail & Wholesale - Discertionary - 0.55%
Academy Sports & Outdoors, Inc.			1,826	74,702

Retailing - 2.03%
Amazon.com, Inc. (2)			610	125,056
Group 1 Automotive, Inc.			360	152,611

				277,667

Semiconductors & Semiconductor Equipment - 1.61%
Texas Instruments, Inc.			1,205	220,334

Software & Services - 8.31%
Alkami Technology, Inc. (2)			6,425	184,012
Crowdstrike Holdings, Inc. Class A (2)			420	197,975
Oracle Corp.			1,415	234,225
Q2 Holdings, Inc. (2)			1,640	143,533
TaskUs, Inc Class A (2)			8,995	149,317
Tyler Technologies, Inc. (2)			395	227,911

				1,136,973

Technology Hardware & Equipment - 4.54%
Apple, Inc.			660	132,561
Dell Technologies, Inc. Class C			1,370	152,440
Flex Ltd.			5,325	225,248
HP, Inc.			6,450	111,456

				621,704

Telecommunication Services - 2.87%
AT&T, Inc.			9,520	264,656
Frontier Communications Parent, Inc. (2)			3,535	128,073

				392,729

Transportation - 1.10%
Kirby Corp. (2)			1,355	149,917

Utilities - 1.76%
Vistra Corp.			1,500	240,855

Total Common Stock			(Cost $ 9,743,991)	13,229,492

Warrants - 0.04%

Intergrated Oil & Gas - 0.04%
Occidental Petroleum Corp., 08/03/2027 @ $22.00			301	5,848

Total Warrants			(Cost $ 0)	5,848

Money Market Registered Investment Companies - 1.87%

Federated Hermes Government Obligations Fund - Institutional Class - 4.18% (3)			255,786	255,786

Total Money Market Registered Investment Companies			(Cost $ 255,786)	255,786

Total Investments - 100.01%			(Cost $ 10,577,388)	13,683,327

Liabilities Less Other Assets - (0.01%)				(960)

Total Net Assets - 100.00%				13,682,367

Purchased Options - 1.40%

	Long (Short)		Notional Value of	Fair
	Contracts+	Expiration Date	Contracts ($) **	Value ($)
Call Options
VanEck Vectors Gold Miners, Call @ $48.00	200	7/18/2025	960,000	81,400
VanEck Vectors Gold Miners, Call @ $49.00	300	7/18/2025	1,470,000	98,700

Put Options
Invesco QQQ Trust, Put @ $450.00	100	6/20/2025	4,500,000	4,900
SPDR S&P Oil & Gas Exploration & Production, Put @ $100.00	100	6/20/2025	1,000,000	1,200
SPDR S&P Regional Banking, Put @ 50.00	400	6/20/2025	2,000,000	6,000

Total Options			(Cost $ 577,611)	192,200

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$13,683,327	$-
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$13,683,327	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of May 31, 2025.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at May 31, 2025.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.